SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share Based Payments	SHARE-BASED PAYMENTS
On September 7, 2018, the Company's Board of Directors approved a Share Option Scheme. The Share Option Scheme permits the Board of Directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The exercise price for all options granted under the scheme is reduced by the amount of all dividends declared by the Company (the "Adjusted Exercise Price") in the period from the date of grant until the date the option is exercised, provided the Adjusted Exercise Price is never reduced below the par value of the share. The vesting periods of options granted under the Share Option Scheme will be specific to each grant. There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options. When a share option is exercised, the Board of Directors can use their right, according to the Bye-laws, to issue new shares or if the Company has treasury shares these can also be used.
As of December 31, 2021, the Company had the following share options outstanding:

					Assumptions used(1)
	Grant date	Share options	Initial Exercise Price ($)	Vesting date	Risk-free interest rate	Expected Volatility
April 2020 Tranche	Apr-20	15,000	7.60	Apr-22	0.39%	48.8%
April 2020 Tranche	Apr-20	15,000	10.20	Apr-23	0.39%	48.8%
August 2021 Tranche	Aug-21	146,250	14.00	Sep-22	0.82%	4.8%
August 2021 Tranche	Aug-21	204,750	15.60	Sep-23	0.82%	4.8%
August 2021 Tranche	Aug-21	234,000	17.20	Sep-24	0.82%	4.8%
Total		615,000
(1)    The fair value of the share options was calculated using these assumptions as of the grant date using the Black-Scholes option valuation model. The risk-free interest rate was estimated using the interest rate on five-year US treasury rate. The volatility was estimated using historical volatility of share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in April 2020 and August 2021 Tranches will vest and therefore no forfeitures were assumed. The effect of forfeitures is recognized as incurred.
The following table summarizes the unvested option activity for the year ended December 31, 2021, 2020 and 2019:

	Number of non-vested options	Number of vested options	Weighted average exercise price per share ($)	Weighted average remaining contractual term (years)	Weighted average grant date fair value ($)
At December 31, 2019 (1)	94,000	47,000	14.90	3.6	15.00
Granted during the year (2)	45,000	—	7.63	5.0	7.63
Exercised during the year (2)	—	—	—	0.0	—
Forfeited during the year (2)	—	—	—	0.0	—
Expired during the year (2)	—	—	—	0.0	—
Vested during the year	(47,000)	47,000	—	0.0	15.00
At December 31, 2020 (1)	92,000	94,000	11.61	3.0	13.17
Granted during the year (2)	585,000	—	15.84	4.8	15.84
Exercised during the year (2)	—	(120,000)	(11.78)	0.0	(13.15)
Forfeited during the year (2)	(12,000)	(24,000)	(16.12)	0.0	(17.05)
Expired during the year (2)	—	—	—	0.0	—
Vested during the year	(50,000)	50,000	—	0.0	11.54
At December 31, 2021 (1)	615,000	—	14.31	4.8	15.50
(1)     The weighted average exercise price has been adjusted by the amount of all dividends declared by the Company in the period, from the date of grant until the date the option is exercised.
(2)     Numbers, years and per share amounts are stated as of the grant, exercise, forfeiture or expired date.
In November 2021, 105,000 and 15,000 share options held by management, under the September 2018 Tranche and the April 2020 Tranche, were exercised. The grant date exercise price of the September 2018 Tranche was $14.30 per share, which was adjusted to $12.90 due to $1.40 dividends paid per share since the options were granted. The grant date exercise price of the April 2020 Tranche was $5.10 per share, which was adjusted to $3.90 due to $1.20 dividends paid per share since the options were granted. The stock options were settled in cash being the difference of Adjusted Exercise Prices and the closing price at the NYSE on November 17, 2021 of $22.78. The Company paid an aggregate amount of $1.3 million in settlement, which was recorded to additional paid in capital.
As of December 31, 2021, there was $0.6 million (2020: $0.2 million (2019: $0.7 million)) in unrecognized stock compensation expense related to non-vested options. In the year ended December 31, 2021, stock option compensation expense of $0.0 million was recognized within administrative expenses (2020: $0.3 million (2019: $0.2 million)).